Property, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation	$ 9,170	$ 14,415	$ 14,354